Average Annual Total Returns - Xtrackers FTSE Developed ex US Comprehensive Factor ETF	Xtrackers FTSE Developed ex US Comprehensive Factor ETF before tax Inception Date	Xtrackers FTSE Developed ex US Comprehensive Factor ETF before tax 1 Year	Xtrackers FTSE Developed ex US Comprehensive Factor ETF before tax Since Inception	Xtrackers FTSE Developed ex US Comprehensive Factor ETF After tax on distributions 1 Year	Xtrackers FTSE Developed ex US Comprehensive Factor ETF After tax on distributions Since Inception	Xtrackers FTSE Developed ex US Comprehensive Factor ETF After tax on distributions and sale of fund shares 1 Year	Xtrackers FTSE Developed ex US Comprehensive Factor ETF After tax on distributions and sale of fund shares Since Inception	FTSE Developed ex US Comprehensive Factor Index 1 Year	FTSE Developed ex US Comprehensive Factor Index Since Inception	FTSE Developed ex US Net Tax (US RIC) Index 1 Year	FTSE Developed ex US Net Tax (US RIC) Index Since Inception
Total	Nov. 24, 2015	18.64%	6.85%	17.59%	5.98%	11.77%	5.21%	19.01%	7.50%	22.26%	7.30%